Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Change in valuation allowance					13.35%	17.90%
Income tax provision	153.28%	(26.74%)	(49.30%)	(28.37%)	34.35%	38.90%